Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000069642
Average Annual Return [Line Items]
Average Annual Return, Percent	31.68%	10.95%		10.30%
Without Sales Load [Member] | C000069643
Average Annual Return [Line Items]
Average Annual Return, Percent	31.45%	10.73%		10.12%
Without Sales Load [Member] | C000184322
Average Annual Return [Line Items]
Average Annual Return, Percent	32.02%	11.16%	12.27%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%		9.06%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%	11.08%	10.44%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	37.22%	13.51%		11.42%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	37.22%	13.51%		11.42%
MSCI All Country World Index Growth Net
Average Annual Return [Line Items]
Average Annual Return, Percent	37.22%	13.51%	13.31%